Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

Basis of presentation

These consolidated financial statements (“financial statements”) have been presented in United States dollars (“$” or “USD”) unless otherwise indicated and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) and in accordance with the requirements of the Companies Act 2006.

The transition to US GAAP is in line with the provisions of The Accounting Standards (Prescribed Bodies) (United States of America and Japan) (Amended) Regulations 2023, which permit UK-incorporated companies with securities listed on a US stock exchange to prepare their group financial statements in accordance with US GAAP for a transitional period of up to four years. This transitional relief is intended to facilitate redomiciliation and reduce the administrative burden of immediate conversion to UK GAAP or IFRS as adopted in the UK. Accordingly, these financial statements represent the Group’s first annual financial statements prepared under US GAAP.

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the periods presented, unless otherwise stated.

The Company was incorporated on 14 April 2024 and on 23 October 2024, the Company (“RCH”) acquired 100% of the share capital of Redcloud Technologies Limited (“RCT”) in exchange for shares in the Company.

Whilst a separate legal entity, the consolidated financial statements are a continuation of that of RCT. As there were no changes in the rights or proportion of control exercised as a result of the share-for-share exchange, the financial statements were prepared applying the principles of predecessor accounting ownership. This transaction is considered a combination of entities under common control and therefore falls outside the scope of ASC 805 “Business Combinations” under U.S. GAAP. U.S. GAAP provides specific guidance for common control transactions, which are accounted for using the carryover basis. Under the carryover basis, the assets and liabilities of the combining entities are recognized at their existing book values, and no fair value adjustments or goodwill are recorded.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

The financial statements reflect the historical carrying amounts of the entities involved, consistent with the principles applicable to common control transactions under U.S. GAAP. Under this method, the financial statements of the parties to the combination are aggregated and presented as though the combining entities had always been part of the same group, rather than from the restructuring date.

As a result, the comparatives presented in these financial statements represent the audited consolidated results of the Group for the year ended December 31, 2024 (as filed with the U.S. Securities and Exchange Commission), presented on a predecessor basis and updated to reflect the share capital structure of RedCloud Holdings PLC The 2024 comparative information is audited; earlier periods are not presented in these financial statements.

The current period consolidated statement of financial position reflects the legal change in ownership of the Group, including the share capital of the Company. The opening consolidated statement of changes in equity as at January 1, 2024 has been restated to reflect the Company’s share capital structure as if it existed on that date.

The investment by the Company in RCT is eliminated and the difference between the fair value and nominal value of the shares was adjusted through the merger reserve in the Group statement of financial position, along with any existing share capital and share premium in Redcloud Technology Limited.

Going concern

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to realise its assets and discharge its liabilities in the normal course of business.

The Group generated revenue of $48.5 million for the year ended 31 December 2025 (2024: $46.5 million), reflecting continued growth in its operations. However, the Group incurred a net loss of $46.2 million (2024: $50.7 million) and, as at 31 December 2025, held cash and cash equivalents of $0.5 million. While losses have reduced year on year, the Group has not yet achieved profitability and continues to operate with limited liquidity.

As of December 31, 2025, the Company had a stockholders’ deficit of $6,962,613 working capital deficiency of $426,330 and cash used in operating activities of $36,983,400. The largest component of current liabilities creating this working capital deficiency is by way of loans from a long-term shareholder.

Accordingly, the Group remains dependent on its ability to generate sufficient cash flows from operations and/or raise additional capital to meet its obligations as they fall due and to fund ongoing operations and growth initiatives.

These conditions indicate the existence of a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore its ability to realise its assets and settle its liabilities in the normal course of business.

Notwithstanding this material uncertainty, the Directors consider it appropriate to prepare the consolidated financial statements on a going concern basis, taking into account the following factors:

●	The Group entered into an Equity Line of Credit (ELOC) providing access to up to $30.0 million over a 24 month period, subject to customary conditions.
●	The Group issued senior convertible notes, raising approximately $4.0 million in gross proceeds.
●	The Group executed ELOC drawdowns in April and May 2026, generating approximately $1.4 million in additional proceeds.
●	Previously issued warrants were exercised, generating approximately $0.9 million in cash proceeds.
●	The Group obtained a GBP 1.0 million shareholder loan, providing additional short term liquidity support.

In aggregate, the Group raised approximately $5.3 million in cash proceeds (excluding the GBP facility) subsequent to year end and retains access to significant additional funding under the ELOC.

Management believes the Company will be able to continue to develop new opportunities and will be able to obtain additional funds through debt and / or equity financing to facilitate its business strategy. These consolidated financial statements do not include any adjustments to the recorded assets or liabilities that might be necessary should the Company have to curtail or be unable to continue operations.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions were eliminated in consolidation. Subsidiaries are entities the Company controls when it is exposed, or has rights, to variable returns from its involvement in the entity and can affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the date of acquisition up to the date of disposition or loss of control.

At December 31, 2025, and 2024, the Company had the following subsidiaries:

Subsidiaries	Country of Incorporation	Ownership % 2025	Ownership % 2024	Functional Currency
Marketplace Technologies Nigeria Limited	Nigeria	100	100	Nigerian Naira
RedCloud Peru S.A.C	Peru	100	100	Peruvian Sol
RedCloud Technology Argentina SA	Argentina	100	100	United States Dollar
RedCloud IP Limited	United Kingdom	100	100	British Pound
RedCloud Technologies Brazil Servicos Digitais Ltda	Brazil	100	100	Brazilian Real
RedCloud Technologies (Pty) Ltd	South Africa	100	100	South African Rand
RedCloud Technologies (Portugal) Unipessoal Lda	Portugal	100	100	European Euro
RedCloud Technologies, Inc.	United States	100	100	United States Dollar
RedCloud Technologies UK Ltd	United Kingdom	100	100	British Pound

Audit Exemption for Subsidiaries

Under Section 479A of the Companies Act 2006, exemption from an audit of individual accounts will be taken by the following subsidiary undertakings:

●	RedCloud IP Limited
●	RedCloud Technologies Ltd

The Parent Company, RedCloud Holdings Plc, has provided a guarantee for all outstanding debts and liabilities to which the subsidiary companies listed above are subject at the end of the financial year, in accordance with Section 479C of the Companies Act 2006.

Basis of measurement –

The consolidated financial statements have been prepared on the historical cost basis, except for financial instruments measured at fair value when required as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When the Company is required to calculate the estimated fair value of financial instruments or other financial statement items, it uses quoted market prices when available. When quoted market prices are not available, fair value is determined based on valuation techniques using the best information available and may include quoted market prices, market comparable, and discounted cash flow projections.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Fair Value Measurements

Financial Accounting Standards Board (“FASB”) / Accounting Standards Codification (“ASC”) 820 – Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. In accordance with ASC 820, we have categorized our financial assets and liabilities based on the priority of the inputs to the valuation technique into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Financial instruments whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 – Financial instruments whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the instrument.

As of December 31, 2025, and 2024, the carrying value of the Company’s financial assets and liabilities not measured at fair value approximated their fair value mainly because of their short-term maturity. These assets and liabilities included cash and equivalents, accounts receivable, accounts payable, and salaries and benefits payable, and taxes payable. The Company’s shareholder loans are stated at amortized cost, consistent with the terms of the agreement.

The Company elected the fair value option to record its convertible shareholder loan balances at fair value. The elections were held at the inception date of each loan. Changes in fair value of these loans are recorded each reporting period on a recurring basis in the consolidated statement of operations, which includes contractual interest in the loan agreements as well as fair value changes. See additional fair value discussion in Note 9 for these loans.

Use of Estimates –

The preparation of the consolidated financial statements are prepared in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, accounting for allowance for credit losses, share-based compensation, convertible shareholder loans, at fair value, and capitalized development costs. Actual results could differ from those estimates.

Allowance for Credit Losses:

Accounts receivables are recognized initially at fair value and subsequently measured at amortized cost, less any provisions. Provisions are estimated using the allowance for current expected credit losses (“CECL”) where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses consider the Company’s collection history by country and customer, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. The Company utilizes a provision matrix by country to estimate lifetime CECL’s for accounts receivables, supplemented by specific allowance based on customer-specific data.

Share-Based Compensation:

Share-based compensation to employees, contractors and the Company’s Board of Directors (the “Board”) are measured at the fair value of the instruments issued and amortized over the vesting periods. Share based compensation to non-employees is measured at the fair value of goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The Company operates an employee stock option plan. The corresponding amount is recorded to the additional paid-in capital caption within shareholders’ deficit, and the expense to the consolidated statements of operations and consolidated statements of comprehensive loss caption General and Administrative over the vesting period. The fair value of options is determined using the Black–Scholes pricing model which incorporates all market vesting conditions.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Useful Life of Intangible Assets

Intangible assets consist of software development costs, which are valued at historical cost. Intangible assets with definite useful life are amortized over the period of estimated benefit to be generated by those assets and using the straight-line method; their estimated useful life is five years.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairments whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets. The recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by the asset. If such asset is considered to be impaired on this basis, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of such asset.

Convertible Shareholder Loans at Fair Value:

Convertible instruments are measured at fair value using valuation techniques that incorporate observable and unobservable inputs, including market interest rates, credit risk, and conversion features. Changes in fair value are recognized in the income statement.

Capitalized Development Costs:

The Company capitalizes eligible development expenditures when technical feasibility is established and it is probable that the asset will generate future economic benefits. Estimates are required to assess the stage of development, expected future cash flows, and useful life of the asset

Off Balance Sheet Arrangements

We have no obligations, assets or liabilities which would be considered off-balance sheet arrangements. As such, we are not materially exposed to any financing, liquidity, market or credit risk that could arise if we had engaged in such financing arrangements.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Fair Value of Equity Instruments Issued in Non-Cash Transactions

In connection with our IPO and the conversion of shareholder loans into equity, we issued ordinary shares and other equity instruments in transactions that involved significant non-cash components. The determination of the fair value of these equity instruments requires management to apply valuation techniques that incorporate unobservable inputs, including estimates of the expected IPO valuation, discount rates, timing of conversion events, and market participant assumptions. These estimates involve significant judgment and changes in such assumptions could materially impact the amount recorded in additional paid-in capital, the classification of the transaction as a modification or extinguishment, and the recognition of gains or losses in the consolidated statements of operations.

Debt Extinguishment and Modification Accounting

During the year ended December 31, 2025, the Company completed several financing transactions, including the conversion of shareholder and convertible loans into equity. Determining whether such transactions should be accounted for as debt extinguishments or modifications under ASC 470 requires significant judgment. Management evaluates the economic substance of the revised terms, changes in contractual cash flows, the fair value of equity issued, and whether the transaction represents a substantive change from the original debt arrangement. These assessments require complex valuation inputs and considerations of market terms for instruments with similar credit risk profiles. Different judgments or the use of alternative valuation methodologies could result in materially different outcomes in the consolidated financial statements.

Estimation of Voucher Redemption Liabilities (ASC 606 Consideration Payable)

The Company utilizes marketing voucher programs that provide incentives to Red101 customers. Under ASC 606, these vouchers represent consideration payable to customers and therefore reduce revenue. Management is required to estimate the expected redemption rate, breakage, and timing of voucher usage based on historical redemption behaviors, current customer activity levels, and expected future platform usage. These estimates involve significant judgment due to the variability of customer behavior, macroeconomic conditions, and promotional intensity. Changes in redemption patterns or updates to historical data may result in material adjustments to revenue, marketing and commissions expense, and voucher liabilities.

Foreign Currency Translation and Functional Currency Determination

The Company operates in multiple countries with differing regulatory environments and volatile currency regimes, including Nigeria, Argentina, and other emerging markets. Determining the appropriate functional currency for each subsidiary requires management to assess the primary economic environment in which each entity generates and expends cash. In addition, translating foreign operations into U.S. dollars requires evaluating exchange rates, remeasurement methods, and the impact of significant currency devaluations. These assessments involve substantial judgment, particularly in jurisdictions subject to high inflation, price controls, or rapid currency fluctuations. Changes in functional currency determinations or translation assumptions could materially impact foreign currency gains and losses recorded in the consolidated statements of operations and accumulated other comprehensive income.

In economies determined to be highly inflationary (generally where cumulative three-year inflation approximates or exceeds 100%), the Company applies the provisions of ASC 830 applicable to such environments. In these circumstances, the functional currency of the relevant subsidiary is deemed to be the Company’s reporting currency (U.S. dollar), and the financial statements are remeasured rather than translated. Monetary assets and liabilities are remeasured at period-end exchange rates, while non-monetary items and equity are remeasured at historical rates. Resulting remeasurement gains and losses are recognized in the consolidated statements of operations.

As of December 31, 2025, the Company has concluded that Argentina is a highly inflationary economy and has applied remeasurement accounting for its Argentine operations. Nigeria, while subject to significant currency volatility and inflationary pressures, did not meet the threshold for highly inflationary accounting at period end; however, it remains subject to ongoing monitoring given the potential for rapid changes in economic conditions.

For entities operating in non-highly inflationary economies, assets and liabilities are translated into U.S. dollars at period-end exchange rates, while income and expense items are translated at average exchange rates for the period. Resulting translation adjustments are recorded in accumulated other comprehensive income.

These assessments, including functional currency determinations, evaluation of highly inflationary status, and selection of appropriate exchange rates, require significant judgment. Changes in these assumptions or in economic conditions could materially impact foreign currency gains and losses recognized in the consolidated statements of operations and accumulated other comprehensive income, and may increase volatility in reported earnings.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Going Concern Assessment and Forecasting Assumptions

In evaluating the Company’s ability to continue as a going concern, management must estimate future cash flows, operating performance, working capital needs, and the availability of external financing. These estimates require significant judgment, particularly given the Company’s historical operating losses, the timing and magnitude of expected revenue growth, and assumptions regarding future capital-raising activities. Management also incorporates uncertainty related to macroeconomic conditions, foreign market risks, and the performance of newly launched business lines. Changes in these assumptions or unforeseen adverse developments could materially affect the outcome of the going concern assessment and related disclosures.

Capitalization of Software Development Costs and Useful Life Estimation

The Company capitalizes certain software development costs associated with enhancements to its RedAI infrastructure and related products. Determining which expenditures meet the capitalization criteria under ASC 350-40 involves significant judgment regarding the technological feasibility of the platform, the nature of development activities, and the expected future economic benefits. In addition, the estimated useful life of capitalized software requires management to assess the speed of technological change, anticipated product roadmap, and the expected period of customer utility. A change in the estimated useful life or the determination of which development efforts qualify for capitalization could materially impact amortization expense and the carrying value of intangible assets.

Cash, cash equivalents and restricted cash

The Company considers all highly liquid investments with an original maturity of three months or less when purchased, consisting primarily of deposits held at call with banks and other short-term liquid investments, to be cash equivalents.

The Company’s management assesses balances for credit losses included in cash and cash equivalents, except for those recorded at fair value with impact on the statement of operations, based on a review of the average period for which the financial asset is held, credit ratings of the financial institutions and probability of default and loss given default models. The Company did not recognize any credit loss on the cash and cash equivalents for the years ended December 31, 2025, and 2024.

The balance of restricted cash on December 31, 2025, and 2024, was $Nil and $31,936, respectively.

Allowance for credit losses

Accounts receivable is recognized initially at fair value and subsequently measured at amortized cost, less any provisions. Provisions are estimated using the allowance for current expected credit losses (“CECL”) where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses consider the Company’s collection history by country and customer, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. The Company utilizes a provision matrix by country to estimate lifetime CECL’s for accounts receivables.

Changes in the allowance are recognized as bad debt expense in the consolidated statements of operations. When the Company determines that no recovery of the amount owed is possible, the amount is deemed irrecoverable, and the financial asset is written off. The write-off policy varies by country, which could be a statutory period of time, while in other countries this is determined by judgment or otherwise when discharged by bankruptcy or other legal proceedings.

Concentration of credit risk

Cash and cash equivalents, and accounts receivable are potentially subject to credit risk. A substantial portion of the Company’s cash balance is held with a single financial institution in the United Kingdom on December 31, 2025, and 2024, and at least 15% of the Company’s cash held in Peru and Nigeria on December 31, 2024. The Company believes the cash balances are liquid.

Property and equipment, net

Property and equipment are recorded at their acquisition cost and depreciated over their estimated useful lives using the straight-line method. Repair and maintenance costs are expensed as incurred.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Leases

The Company determines if an arrangement is a lease at inception. For the years ended December 31, 2025 and 2024, the Company determined its arrangements for office space are service agreements, and outside the scope of lease accounting and FASB ASC 842. As such, there are no amounts recorded for the right of use assets or lease liabilities. Costs associated with these arrangements are included in general and administrative expenses on the consolidated statements of operations.

Intangible assets

Intangible assets consist of software development costs, which are valued at historical cost. Intangible assets with definite useful life are amortized over the period of estimated benefit to be generated by those assets and using the straight-line method; their estimated useful life is five years. Development expenditure is capitalized during the application development stage, which includes costs such as design, coding, hardware installation and testing. See disclosure of the Company’s intangible assets subject to amortization in Note 6, Intangible Assets.

The Company’s “Product and technology development” costs on the consolidated statements of operations include costs to operate and maintain the ecommerce site, as well as costs that are not eligible for capitalization and are expensed as incurred.

Impairment of long-lived assets -

The Company reviews long-lived assets for impairments whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets. The recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by the asset. If such asset is considered to be impaired on this basis, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of such asset. As of December 31, 2025, and 2024, there were no events or changes in circumstances that indicate that the carrying value of an asset may not be recoverable.

Share-based payments

Share-based compensation to employees, contractors and the Company’s Board are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based compensation to non- employees is measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received.

The Company operates an employee stock option plan. The corresponding shared-based compensation is recorded as an increase in additional paid-in capital, and the expense is recorded in the consolidated statements of operations within general and administrative expense over the vesting period. The fair value of options is determined using the Black–Scholes pricing model which incorporates all market vesting conditions.

Accruals of compensation cost for an award with a performance condition shall be based on the probable outcome of that performance condition. Compensation cost is accrued if it is probable that the performance condition will be achieved and is not accrued if it is not probable that the performance condition will be achieved. Performance conditions that restrict the ability of the award holder to exercise the option unless stated events occur (such as a change in control, public offering of the Company’s common shares, or other exit event) are deemed not probable to occur until they occur. Such conditions also affect the vesting period and expected life of the options for accounting purposes, which is calculated with respect to the passage of time from the grant date until the date the awards is exercisable by the award holder.

For awards with graded vesting schedules, the Company has elected to calculate the fair value as a single award and recognize expense over the total expected vesting period rather than in tranches. The Company has elected to recognize forfeitures as they occur. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Stock-based compensation cost is measured at the grant date based on the estimated fair value of the award and is recognized as an expense over the vesting period on a straight-line basis. The Company recognizes compensation expense for all stock-based awards with graded or cliff vesting, net of estimated forfeitures if applicable.

Upon exercise of a stock option, the proceeds received are credited to common stock and additional paid-in capital (APIC). The Company issues new shares upon exercise; there have historically been no treasury shares.

Forfeitures and expirations of stock options do not result in reversal of previously recognized compensation expense. Any previously recognized amounts remain in APIC.

Income Taxes

Deferred Income Taxes - Overall

The Company is subject to income taxes in the United Kingdom (“UK”), where the Parent Company is domiciled and the foreign jurisdictions of the Company’s subsidiaries. The Company accounts for income taxes under the asset and liability method. Deferred income taxes are recognized for temporary differences between financial statement carrying amounts and the tax basis assets, liabilities, and loss carryforwards at income tax rates expected to be in effect when such amounts are realized or settled. The effect on deferred income taxes from a change in tax rates is recognized in income tax (expense) benefit in the period that includes the enactment date.

The Company’s income tax (expense) benefit consists of income taxes that are currently payable or refundable, and the change during the reporting of the Company’s deferred income tax assets and liabilities.

Deferred Income Taxes – Valuation Allowance

Management evaluates the realizability of net deferred income tax assets to determine if a valuation allowance is required. We assess whether a valuation allowance should be established based on the consideration of all available evidence using a “more-likely-than-not” standard, with significant weight being given to evidence that can be objectively verified. Since we operate in multiple jurisdictions, we assess the need for a valuation allowance on a jurisdiction-by-jurisdiction basis, considering the effects of local tax law. In connection with Management’s assessment, factors such as the nature, frequency, and magnitude of current and cumulative losses on an individual subsidiary basis, projections of future taxable income, the duration of statutory carryforward periods, as well as feasible tax planning strategies that would be employed by the Company to prevent tax loss carryforwards from expiring.

Deferred Income Taxes – Undistributed Earnings from Foreign Subsidiaries

Management assesses whether undistributed earnings from its foreign subsidiaries will be reinvested indefinitely or eventually distributed to the UK Parent. The Company is required to record a deferred tax liability for undistributed earnings from foreign subsidiaries that will not be reinvested indefinitely and will be eventually repatriated to the UK Parent.

Deferred Income Taxes – Uncertain Income Tax Positions

The Company recognizes an income tax benefit for an income tax position taken or expected to be taken on an income tax return if the more-likely-than-not recognition threshold is met by the end of the reporting period, or is effectively settled through examination, litigation, or negotiation, or if the statute of limitations for the relevant taxing authority to examine and challenge the tax position has expired. The income tax benefit recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Penalties and interest related to uncertain income tax positions are recorded as an expense. Significant judgment is required in the identification of uncertain income tax positions and in the estimation of penalties and interest on uncertain income tax positions.

Comprehensive loss

Comprehensive loss is comprised of two components, net income (loss) and other comprehensive income (loss). This last component is defined as all other changes in the equity of the Company that result from transactions other than with shareholders. Other comprehensive income (loss) includes the cumulative foreign currency translation adjustments relating to the translation of the consolidated financial statements of the Company’s foreign subsidiaries outside of the United Kingdom.

Reporting and foreign currency

The Parent Company entity’s functional currency is the Great British Pound, however as an anticipated foreign private issuer with the SEC, the Company elects to report in US dollars as permitted by SEC Regulation S-X 210.3. All the Company’s foreign operations have determined the local currency to be their functional currency, except for Argentina, which is discussed in more detail below. Accordingly, the foreign subsidiaries with local currency as functional currency translate assets and liabilities from their local currencies into US dollars by using year-end exchange rates while income and expense accounts are translated at the average monthly rates in effect during the year, unless exchange rates fluctuate significantly during the period, in which case the exchange rates at the date of the transaction are used. The resulting translation adjustment is recorded as a component of other comprehensive income (loss). Gains and losses resulting from transactions denominated in non-functional currencies are recognized in earnings in the consolidated statements of operations as foreign currency loss (gain).

Argentine currency status

The Company reports its Argentine operations as highly inflationary status in accordance with US GAAP for the years ended December 31, 2025, and 2024, and changed the functional currency for its Argentine subsidiary from Argentine Pesos to the United States Dollar, which is the appropriate functional currency of the entity based on the highly inflationary status. Transactions are then converted to the US Dollar, which is the reporting currency of its Parent Company. Argentina’s three-year cumulative inflation rate for the years ended December 31, 2025, and 2024 was 953.25% and 1213.56%, respectively, based on data from the International Monetary Fund.

Argentine exchange regulations

In the second half of 2019, the Argentine government instituted exchange controls restricting the ability of companies and individuals to exchange Argentine Pesos for foreign currencies and their ability to remit foreign currency out of Argentina. An entity’s authorization request to the Central Bank of Argentina (“CBA”) to access the official exchange market to make foreign currency payments may be denied depending on the circumstances. As a result of these exchange controls, markets in Argentina developed trading mechanisms, in which an entity or individual buys US dollar denominated securities in Argentina (i.e. shares, sovereign debt) using Argentine peso, and subsequently sells the securities for US dollars, in Argentina, to access

US dollars locally, or outside Argentina, by transferring the securities abroad, prior to being sold (the latter commonly known as Blue-Chip Swap Rate). The Blue-Chip Swap Rate has diverged significantly from Argentina’s official exchange rate (commonly known as exchange spread).

The Company uses Argentina’s official exchange rate to account for transactions in its Argentine business, which as of December 31, 2024, reflected a devaluation of approximately 272% against the U.S. dollar. During the year ended December 31, 2025, the Argentine peso further depreciated by approximately 32% based on official exchange rates from the Argentine Central Bank.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Revenue recognition

The Company’s revenue comes from a single product offering – the final value fees of sales that occurs on its ecommerce platform. See disaggregation of the Company’s revenue in Note 10, Reportable Segments.

The Company enters written contracts with platform sellers entitling the Company to a stated percentage of the platform seller’s sales on the Company’s ecommerce platform (“final value fees”). The Company has one performance obligation to its Sellers on the Marketplace platform and this performance obligation is to connect buyers and sellers on the Company’s ecommerce platform.

The Company recognizes revenue when it transfers control of promised goods or services to customers. The Company’s compensation of final value fees is recognized at the point in time when an item is sold on the platform, satisfying this performance obligation.

Revenue is recognized in an amount that reflects the consideration to which the Company expects to be entitled. Revenue is recognized net of any taxes collected, which the Company subsequently remits to governmental authorities. The Company invoices the platform sellers monthly based on the contracted percentage based final value fee of transaction activity occurring on the Company’s ecommerce platform. Payments are due from customers within 30 to 90 days.

The Company provides incentives to buyers and sellers in various forms including discounts on fees, discounts on items sold, coupons and rewards. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives that are consideration payable to a customer (platform seller) are recognized as a reduction of revenue at the later date of when revenue is recognized or when the Company pays or promises to pay the incentive. Promotions and incentives to platform buyers on our platform, to whom the Company has no performance obligation, are recognized as marketing and commissions expense and are recorded on the consolidated statements of operations under the “Marketing and commissions” caption.

The Company determined it is an agent regarding sales transactions on its ecommerce platform and not a principal. As such, the Company’s revenue reflects only the final value fees and not the gross transaction value of products and services sold on the platform.

The Company elected as a permitted practical expedient to not adjust the customer contract consideration for significant financing components when the period between the transfer of the Company’s services and customer payment is one year or less.

The Company elected as a permitted practical expedient to expense, as incurred, the costs of obtaining a customer contract such as sales commissions and other selling transaction costs when the amortization period of the assets otherwise would be one year or less. Accordingly, the Company has no assets recorded for costs to obtain a customer contract as there are no contracts where the underlying asset would have a life exceeding one year.

Segment Information

Operating segments are components of the Company that engage in business activities from which they may earn revenues and incur expenses, for which discrete financial information is available, and whose operating results are regularly reviewed by the Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), to assess performance and make resource-allocation decisions. The CODM reviews consolidated financial information to evaluate the Company’s overall financial performance and also regularly reviews monthly disaggregated financial and operating information for the Company’s operating segments. The information reviewed includes revenue, operating expenses, operating profit or loss, actual-to-forecast variances, total transaction value, take rate, marketing efficiency, customer activity and headcount. Revenue and operating profit or loss are the principal financial measures used by the CODM to assess segment performance and allocate resources. The CODM uses revenue to evaluate the scale and growth of each operating segment and operating profit or loss to evaluate segment profitability and the efficiency of resources deployed. The Company applies the quantitative thresholds in ASC 280 when determining which operating segments are separately reportable. Comparative segment information is recast, when required, to conform to the current-period reportable-segment presentation. See Note 10, “Reportable Segments.”

Marketing and commissions costs

The Company expenses the costs of advertisements in the period during which the advertising space or airtime is used within Marketing and commissions costs on the consolidated statements of operations. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or on a straight-line basis over the term of the contract. Marketing and commissions costs for the years ended December 31, 2025, and 2024 amounted to $49,124,526 and $52,918,949, respectively.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 2 - Summary of significant accounting policies (continued)

Offering Costs

Offering costs include the legal, accounting, printing, mailing and filing fees, charges of our escrow holder and transfer agent, the reimbursement of bona fide due diligence expenses of broker dealers and commissions of selling broker dealers. These offering costs will be accounted for as a deferred charge until the Company begins selling the respective shares from the Initial Public Offering (“IPO”) (see Note 17), after which the offering costs will be offset against proceeds received from the Offering in the consolidated statement of changes in stockholders’ equity (deficit).

Supplemental cash flow disclosures -

There was $nil and $nil cash paid for income taxes in the years ended December 31, 2025 and 2024, respectively. Non-cash investing and financing activities: for the year ended December 31, 2025, the Company converted $73,538,537 (2024: $21,178,928) of shareholder loans into common shares of the Company.

Recently adopted accounting standards

During the year ended December 31, 2025, the Company did not adopt any new accounting standards issued by the Financial Accounting Standards Board (“FASB”) that had a material impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. The amendments in this update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, as well as new disclosure requirements for entities with a single reportable segment. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this guidance effective January 1, 2024. The adoption did not have a material impact on the consolidated financial statements but resulted in enhanced segment disclosures, which are reflected in the consolidated financial statements for the year ended December 31, 2025.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update enhance transparency in income tax disclosures, including more detailed rate reconciliation categories, disaggregation of income taxes paid by jurisdiction, and disclosure of pretax income (or loss) and income tax expense (or benefit) by jurisdiction. The amendments are effective for annual periods beginning after December 15, 2024. The Company adopted this guidance effective January 1, 2025. The adoption did not have a material impact on the consolidated financial statements but resulted in enhanced income tax disclosures, which are reflected in the consolidated financial statements for the year ended December 31, 2025.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income – Expense Disaggregation Disclosures. The amendments in this update require public business entities to provide more detailed disclosures about the nature of certain income statement expenses, enhancing the transparency and usefulness of financial reporting. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The standard may be applied either prospectively or retrospectively to all prior periods presented. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In September 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40). The amendments in this update modernize the accounting for internal-use software costs to better reflect current software development practices, including iterative and agile development methodologies. The guidance removes the requirement to apply a project-stage model in determining when to capitalize software development costs and instead requires capitalization to begin when management has authorized and committed to funding the project and it is probable that the software will be completed and used for its intended purpose (the “probable-to-complete” threshold). The amendments do not change the types of costs that may be capitalized, and costs such as training, maintenance and data conversion will continue to be expensed as incurred. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The standard may be applied prospectively, retrospectively or using a modified transition approach. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024